Operating leases Schedule Of Future Minimum Lease Receivables For Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under non-cancellable operating lease	$ 282,767	$ 185,533
Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under non-cancellable operating lease	103,007	150,450
Between 1 and 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under non-cancellable operating lease	147,967	35,083
More than 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under non-cancellable operating lease	$ 31,793	$ 0